Long-term Debt (Tables)	9 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

The amounts shown in the accompanying consolidated balance sheets at December 31, 2016 and September 30, 2017 are analyzed as follows:

Vessel (Borrower)	December 31, 2016	September 30, 2017
Northsea Alpha (Secondone)	$4,808	$4,578
Northsea Beta (Thirdone)	4,808	4,578
Pyxis Malou (Fourthone)	20,350	18,210
Pyxis Delta (Sixthone)	8,437	7,425
Pyxis Theta (Seventhone)	17,228	16,288
Pyxis Epsilon (Eighthone)	18,200	17,200
Total	$73,831	$68,279

Current portion	$6,963	$7,200
Less: Current portion of deferred financing costs	(150)	(141)
Current portion of long-term debt, net of deferred financing costs, current	$6,813	$7,059

Long-term portion	$66,868	$61,079
Less: Non-current portion of deferred financing costs	(251)	(334)
Long-term debt, net of current portion and deferred financing costs, non-current	$66,617	$60,745

Schedule of Principal Payments

The annual principal payments required to be made after September 30, 2017 are as follows:

To September 30,	Amount
2018	$7,200
2019	6,863
2020	25,049
2021	3,803
2022	25,364
2023 and thereafter	-
Total	$68,279